GUINNESS ATKINSON™ FUNDS

Alternative Energy Fund (GAAEX)

Asia Focus Fund (IASMX)

Asia Pacific Dividend Builder Fund (GAADX)

China & Hong Kong Fund (ICHKX)

Dividend Builder Fund (GAINX)

Global Energy Fund (GAGEX)

Global Innovators Fund - Investor Class (IWIRX)

Global Innovators Fund - Institutional Class (GINNX)

Renminbi Yuan & Bond Fund (GARBX)

Supplement dated October 8, 2019 to the

Prospectus and Statement of Additional Information dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information (“SAI”) and should be retained and read in conjunction with the Prospectus and SAI.

On September 9, 2019, Dr. Gunter Dufey retired as a Trustee of the Trust, effective September 10, 2019. References to Dr. Dufey contained on pages 42, 45 and 46 of the Statement of Additional Information are hereby removed. Footnote 1 to the Trustee Compensation table on page 47 of the Statement of Additional Information is hereby revised to read:

Ms. Penry-Williams and Dr. Dufey elected to defer payment of their compensation from the Funds under the Funds’ non-qualified Deferred Compensation Plan for Trustees under which trustees may defer receipt of all or part of their compensation from the Funds. Amounts deferred are deemed invested in shares of one or more of the Funds, as selected by the Trustee from time to time. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan. Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification. The total amount of deferred compensation payable to Ms. Penry-Williams and Dr. Dufey was $16,945 and $575,103 as of December 31, 2018. Dr. Dufey retired as a Trustee of the Trust effective September 10, 2019 and the Fund’s non-qualified Deferred Compensation Plan was terminated effective September 10, 2019.

In addition, Guinness Atkinson Asset Management, Inc.’s London office address is changed to: 18 Smith Square, Westminster, London, SW19 3HZ, United Kingdom.

Please file this Supplement with your records.